Other Non-Financial Assets	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Other Non-Financial Assets
19.	OTHER NON-FINANCIAL ASSETS
The composition of the other non-financial assets as of December 31, 2023 and 2022 is as follows:

Composition	12/31/2023	12/31/2022
Investment property (see Note 17)	29,014,856	27,061,153
Tax advances	14,445,390	3,830,762
Advanced prepayments	9,307,953	7,310,656
Other	2,014,385	576,618

Total	54,782,584	38,779,189